(Institutional) | (WFA Absolute Return Fund)
Investment Objective
The Fund seeks a positive total return.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Absolute Return Fund)	Institutional Class (Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Absolute Return Fund)		Institutional Class (Institutional)
Management Fees	[1]	0.66%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.33%
Acquired Fund Fees and Expenses	[3]	0.27%
Total Annual Fund Operating Expenses		1.26%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.24%
[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by net assets of the Fund on the last day of the period.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Absolute Return Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	126	398	690	1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet completed a full fiscal year, the portfolio turnover rate is not available.

Principal Investment Strategies

The Fund is a diversified investment that invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), including:

  U.S. and foreign equity funds;

  U.S. and foreign fixed income funds; and

  alternative investment strategy funds and multi-asset investment funds.

GMO uses multi-year forecasts of returns and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may have exposure to securities of companies of any market capitalization. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries). Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in the underlying funds. Neither the Fund nor Benchmark-Free Allocation Fund have a particular securities market index as a benchmark and neither seeks to outperform, manage to, or control risk relative to a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).

Benchmark-Free Allocation Fund reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund, an underlying fund and/or the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected at the time of purchase of an asset-backed security.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads, and the market value may decline because of decreased liquidity that reflects the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Options Risk. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option's expiration.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Institutional Class	[2]

Highest Quarter: 2nd Quarter 2009   +8.94%

Lowest Quarter:  4th Quarter 2008   -7.12%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (WFA Absolute Return Fund) (Institutional)	Inception Date of Share Class	1 Year	5 Years	Performance Since 7/23/2003
Institutional Class	Nov. 30, 2012	8.70%	4.10%	9.88%
Institutional Class (after taxes on distributions)	Nov. 30, 2012	8.54%	2.28%	7.53%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2012	5.65%	2.39%	7.40%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		1.74%	1.80%	2.38%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		15.83%	(1.18%)	6.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	The Annual Fund Operating Expenses table and the Example of Fund Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[2]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.